UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2008

Date of reporting period:	10/31/2007

Item 1.	Schedule of Investments

Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
Aerospace & Defense 2.4%
483,100	United Technologies Corp.	$37,000,629

Beverages 2.1%
451,600	PepsiCo, Inc.(b)	33,291,952

Biotechnology 5.6%
770,200	Amgen, Inc.(a)(b)	44,756,322
919,500	Gilead Sciences, Inc.(a)(b)	42,471,705

		87,228,027

Capital Markets 3.3%
940,900	Charles Schwab Corp. (The)	21,866,516
119,300	Goldman Sachs Group, Inc. (The)	29,576,856

		51,443,372

Chemicals 2.6%
418,000	Monsanto Co.	40,809,340

Commercial Services & Supplies 2.9%
1,229,400	Waste Management, Inc.	44,737,866

Communications Equipment 7.4%
1,232,200	Cisco Systems, Inc.(a)	40,736,532
638,000	QUALCOMM, Inc.	27,261,740
381,700	Research In Motion Ltd.(a)	47,525,467

		115,523,739

Computers & Peripherals 5.6%
228,200	Apple, Inc.(a)	43,346,590
1,051,800	Lexmark International, Inc.(a)	44,165,082

		87,511,672

Diversified Consumer Services 5.6%
1,157,200	Career Education Corp.(a)	41,358,328
2,053,400	H&R Block, Inc.(b)	44,764,120

		86,122,448

Energy Equipment & Services 5.5%
1,061,700	Halliburton Co.	41,852,214
820,800	Tenaris SA (Luxembourg)(ADR)(b)	44,159,040

		86,011,254

Food & Staples Retailing 2.2%
753,000	Wal-Mart Stores, Inc.	34,043,130

Food Products 5.7%
862,700	Cadbury Schweppes PLC (United Kingdom)(ADR)	45,930,148
1,821,700	ConAgra Foods, Inc.	43,228,941

		89,159,089

Independent Power Producers & Energy Traders 2.9%
997,300	NRG Energy, Inc.(a)(b)	45,536,718

Insurance 2.9%
711,400	American International Group, Inc.	44,903,568

Internet & Catalog Retail 1.2%
201,500	Amazon.com, Inc.(a)(b)	17,963,725

Internet Software & Services 2.8%
62,100	Google, Inc. (Class A)(a)	43,904,700

Life Sciences, Tools & Services 2.2%
575,200	Thermo Fisher Scientific, Inc.(a)	33,827,512

Media 4.5%
958,700	Walt Disney Co. (The)(b)	33,199,781
2,801,500	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	37,203,920

		70,403,701

Multi-Utilities 2.7%
669,700	Sempra Energy	41,193,247

Oil, Gas & Consumable Fuels 9.5%
1,003,300	Southwestern Energy Co.(a)(b)	51,900,709
498,300	Suncor Energy, Inc.	54,429,309
1,115,700	Williams Cos., Inc.(b)	40,711,893

		147,041,911

Pharmaceuticals 7.6%
634,000	Abbott Laboratories	34,629,080
943,600	Elan Corp. PLC (Ireland)(ADR)(a)	22,457,680
362,200	Roche Holding AG (Switzerland)(ADR)	30,874,725
673,200	Teva Pharmaceutical Industries Ltd. (Israel)(ADR)(b)	29,627,532

		117,589,017

Software 4.7%
771,700	Adobe Systems, Inc.(a)(b)	36,964,430
1,872,700	Symantec Corp.(a)(b)	35,169,306

		72,133,736

Specialty Retail 3.2%
1,021,700	Best Buy Co., Inc.	49,572,884

Textiles, Apparel & Luxury Goods 0.9%
359,200	Coach, Inc.(a)	13,132,352

Wireless Telecommunication Services 2.7%
2,475,900	Sprint Nextel Corp.(b)	42,337,890

	Total long-term investments (cost $1,244,672,560)	1,532,423,479

SHORT-TERM INVESTMENT 22.0%
Affiliated Money Market Mutual Fund
342,485,868	Dryden Core Investment Fund - Taxable Money Market Series (cost $342,485,868; includes $284,210,566 of cash collateral received for securities on loan)(c)(d)	342,485,868

	Total Investments 120.7% (cost $1,587,158,428)(e)	1,874,909,347
	Liabilities in excess of other assets (20.7%)	(321,550,612)

	Net Assets 100.0%	$1,553,358,735

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $275,384,823; cash collateral of $284,210,566 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation

$1,590,545,586	$292,859,459	$8,495,698	$284,363,761

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2007

*	Print the name and title of each signing officer under his or her signature.